Income taxes (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Components of Tax Expenses
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$4,893	$3,673
Adjustments for prior years	(92)	(106)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(16)	(25)
	4,785	3,542
Deferred tax
Origination and reversal of temporary difference	(216)	(655)
Effects of changes in tax rates	(4)	6
Adjustments for prior years	74	98
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(58)	(39)
	(204)	(590)
	4,581	2,952
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(35)	43
Provision for credit losses recognized in income	–	3
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(28)	(56)
Unrealized foreign currency translation gains (losses)	1	5
Net foreign currency translation gains (losses) from hedging activities	591	(138)
Reclassification of losses (gains) on net investment hedging activities to income	–	7
Net gains (losses) on derivatives designated as cash flow hedges	485	(410)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	97	27
Remeasurements of employee benefit plans	796	(20)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	20	(93)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	17	6
Share-based compensation awards	(17)	7
Distributions on other equity instruments and issuance costs	(42)	(12)
	1,885	(631)
Total income taxes	$6,466	$2,321

Reconciliation to Statutory Tax Rate
Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2021		October 31, 2020
Income taxes at Canadian statutory tax rate	$5,405	26.2%	$3,799	26.4%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(361)	(1.8)	(513)	(3.6)
Tax-exempt income from securities	(379)	(1.8)	(364)	(2.5)
Tax rate change	(4)	–	6	–
Other	(80)	(0.4)	24	0.2
Income taxes in Consolidated Statements of Income / effective tax rate	$4,581	22.2%	$2,952	20.5%

Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2021

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$1,362	$–	$(372)	$(16)	$–	$974
Deferred compensation	1,269	17	396	(68)	–	1,614
Business realignment charges	9	–	2	–	–	11
Tax loss and tax credit carryforwards	204	–	40	(2)	–	242
Deferred (income) expense	(104)	6	205	3	–	110
Financial instruments measured at fair value through other comprehensive income	(68)	45	(1)	5	–	(19)
Premises and equipment and intangibles	(784)	–	(82)	30	–	(836)
Pension and post-employment related	592	(796)	45	(4)	–	(163)
Other	47	(12)	(29)	3	(5)	4
	$2,527	$(740)	$204	$(49)	$(5)	$1,937
Comprising
Deferred tax assets	$2,579					$2,011
Deferred tax liabilities	(52)					(74)
	$2,527					$1,937

	As at and for the year ended October 31, 2020

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$716	$–	$646	$–	$–	$1,362
Deferred compensation	1,246	(7)	19	11	–	1,269
Business realignment charges	10	–	(1)	–	–	9
Tax loss and tax credit carryforwards	202	–	2	–	–	204
Deferred (income) expense	(15)	5	(93)	(1)	–	(104)
Financial instruments measured at fair value through other comprehensive income	(43)	(23)	(2)	–	–	(68)
Premises and equipment and intangibles	(831)	–	60	(10)	(3)	(784)
Pension and post-employment related	631	20	(59)	–	–	592
Other	29	4	18	(4)	–	47
	$1,945	$(1)	$590	$(4)	$(3)	$2,527
Comprising
Deferred tax assets	$2,027					$2,579
Deferred tax liabilities	(82)					(52)
	$1,945					$2,527